Derivative Liability (Details Textual)						1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 15, 2015 shares	Feb. 09, 2015 USD ($) shares	Aug. 08, 2014 USD ($) shares	Jun. 06, 2014 USD ($) $ / shares shares	Sep. 12, 2013 $ / shares shares	Dec. 31, 2014 USD ($) shares	Oct. 31, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) WarrantsUnit $ / shares $ / pure shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares CAD / shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 USD ($) Unit shares	Dec. 31, 2012 CAD Unit shares	Dec. 31, 2011 USD ($) Unit shares	Dec. 31, 2011 CAD Unit shares	Jan. 08, 2015 shares	Jun. 09, 2014 shares	Jan. 25, 2014 shares	Mar. 06, 2013 $ / shares shares
Derivative Liability (Textual)
Exercise price of warrants | $ / shares								$ 0.786	$ 0.65
Number of warrants of exercised | shares										2,836,541
Gross proceeds from exercise of warrants									$ 56,875
Net proceeds from the exercise of warrants									$ 527,551	$ 1,404,177	$ 2,480,750
Common stock shares issued on exercise of warrants | shares									849,727
Exercise of CA$0.50 unit warrants											259,315
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)										391,422	$ 1,110,548
Reclassification of derivative liability to equity upon the exchange of Investor Warrants (note 7)										728,835
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 7)										975,278
Loss on exchange of warrants										$ (249,062)
Warrants issued for services								$ 6,654			$ 124,020
Proceeds from issuance of shares | shares														3,000,000	3,000,000	3,000,000	3,000,000
Number of units issued for services in settlement of accounts payable | Unit														5,410,000	5,410,000	5,410,000	5,410,000
Cash proceeds for units issued for services in settlement of accounts payable														$ 2,671,923	CAD 2,705,000	$ 2,671,923	CAD 2,705,000
Number of warrants expired | shares																				2,169,000
Exercise of placement agent warrants (note 8)											102,800
Investment Warrants, Exercise Price | CAD / shares												CAD 0.50
Common Stock [Member]
Derivative Liability (Textual)
Common stock shares issued on exercise of warrants | shares	4,277,667
Exercise of CA$0.50 unit warrants											$ 241
Exercise of CA$0.50 unit warrants, shares | shares											241,000
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 7)
Exercise of placement agent warrants (note 8)											$ 124
2015 Agent Warrant [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares								$ 0.75
Number of warrants of exercised | shares								93,908
Number of warrants outstanding | shares								93,908
Warrants expiration date								Jul. 15, 2020
Maximum [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares										$ 0.80
Minimum [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares										0.786
Investor Warrants [Member]
Derivative Liability (Textual)
Reverse acquisition description								The Company issued units consisting of one share of common stock and one five-year warrant (the "Investor Warrants") to purchase one share of common stock at an exercise price of $0.80.
Exercise price of warrants | $ / shares								$ 0.786	$ 0.65	$ 0.786	$ 0.80	CAD 0.80
Recognized loss								$ 8,098
Number of warrants of exercised | shares									762,227
Agent fee of warrants									$ 24,772
Percentage of agent fee of warrant									5.00%
Net proceeds from the exercise of warrants									$ 470,676		$ 221,850
Common stock shares issued on exercise of warrants | shares									87,500		277,313
Number of warrants outstanding | shares								4,372,863		8,433,251									9,195,478
Term of warrants										5 years
Number of warrants issued | shares											277,313
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)											$ 126,064
Number of units issued | WarrantsUnit										13,125,002
Exercise of CA $0.50 unit warrants | $ / shares										$ 0.80
Proceeds of units issued										$ 10,500,000
Warrant description										Each unit consists of one share of common stock and one five-year warrant (the "Investor Warrants") to purchase one share of common stock at an exercise price of $0.80.
Warrants, redemption price per share										0.001
Investor warrant, Description										(i) The Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.60 per share with an average trading volume of 50,000 shares per day and (ii) the underlying shares of common stock are registered.
Investor Warrants [Member] | Maximum [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares								$ 0.786
Investor Warrants [Member] | Minimum [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares								$ 0.80
Warrants Issued for Services [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares					$ 1.76								$ 1.76
Term of warrants					5 years								5 years
Number of warrants issued | shares					300,000					345,000			300,000
Investor Warrant Exercises [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares										$ 0.65
Number of warrants of exercised | shares										1,223,847
Agent fee of warrants				$ 118,697
Percentage of agent fee of warrant				5.00%
Net proceeds from the exercise of warrants				$ 2,255,240						$ 795,501
Common stock shares issued on exercise of warrants | shares				3,652,211						1,223,847
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)				$ 984,484						$ 391,422
Investor Warrant Exercises [Member] | Maximum [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares				$ 0.80
Investor Warrant Exercises [Member] | Minimum [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares				$ 0.65
Investor Warrant Exchange [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares										$ 0.80
Common stock shares issued on exercise of warrants | shares		1,591,875				1,244,666
Number of warrants outstanding | shares										4,372,863								5,964,738
Number of warrants issued | shares						414,889
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)		$ 423,723				$ 305,112
Loss on exchange of warrants		$ 156,219				$ 92,843
Warrants shares issued on exchanged of common stock | shares		530,625
Common stock price per share | $ / shares										$ 0.60
Dividend Warrants [Member]
Derivative Liability (Textual)
Dividend warrants exercise price | $ / shares										$ 1.25
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 7)							$ 975,278
Investor warrant, Description										The Dividend Warrants will only be exercisable at such times as the underlying shares of common stock are registered. The Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered. Subject to the conditions set forth therein, the Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.
Amended Warrants [Member]
Derivative Liability (Textual)
Number of warrants of exercised | shares			762,227
Agent fee of warrants			$ 24,772
Percentage of agent fee of warrant			5.00%
Net proceeds from the exercise of warrants			$ 470,676
Warrants exercisable description										(i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion ("Expiration Date"), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the " Lock-Up Period ")
Placement Agent Warrants [Member]
Derivative Liability (Textual)
Exercise price of warrants | $ / shares										$ 0.60											$ 0.80
Recognized loss								$ 13,467
Number of warrants of exercised | shares						200,000				5,050,000											5,250,000
Common stock shares issued on exercise of warrants | shares											123,810
Number of warrants outstanding | shares								5,050,000
Warrants expiration date										Mar. 06, 2018
Exercise of placement agent warrants (note 8)											$ 102,800
Investment Warrants, Exercise Price | $ / shares										$ 0.786